Cover	Aug. 07, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	Chime Financial, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42693
Entity Tax Identification Number	46-0925388
Entity Address, Address Line One	101 California Street, Suite 500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	844
Local Phone Number	244-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	CHYM
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001795586
NASDAQ - ALL MARKETS
Document Information [Line Items]
Security Exchange Name	NASDAQ